INVENTORIES	6 Months Ended
Jun. 30, 2025
Inventory Disclosure [Abstract]
INVENTORIES
NOTE 6: -	INVENTORIES
	June 30,	December 31,
	2025	2024

Raw materials	$565	$650
Finished goods	7,940	7,961

	$8,505	$8,611

As of June 30, 2025 and December 31, 2024  , the finished products line item above includes deferral of the cost of goods sold for which revenue was not yet recognized in the amount of approximately $ 4,153 and $ 3,046 respectively.